Restructuring and Severance (Tables)	3 Months Ended
Mar. 31, 2015
Restructuring And Related Activities [Abstract]
Restructuring and Severance

All unpaid restructuring and severance accruals are included in other accrued expenses and liabilities within current liabilities in the condensed consolidated balance sheet at March 31, 2015 and December 31, 2014. Restructuring and severance activities during the three months ended March 31, 2015 and 2014 were as follows (in thousands):

	Three Months Ended March 31,
	2015	2014
Balance at beginning of period	$1,377	$1,149
Restructuring expense incurred for the period	172	437
Other cost reduction activities for the period	81	—
Payments and non-cash item adjustment during the period	(879)	(313)
Balance at end of period	$751	$1,273